SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 13 – SUBSEQUENT EVENTS

The Company has evaluated events from September 30, 2024, through the date the financial statements were issued and did not, other than what is disclosed in the below, identify any further subsequent events requiring disclosure.

Business Combination

Acquisition of NDPD Pharma, Inc.

Overview

On October 25, 2024, the Company’s Board of Directors unanimously voted to acquire 100% of the issued and outstanding shares of Common Stock of NDPD Pharma, Inc. (“NDPD”). NDPD, of which the Company’s officers have beneficial ownership, had its assets valued by an independent Accredited Senior Appraiser (“ASA”) in Business Valuations. NDPD’s shareholders were offered a stock purchase agreement, allowing them to sell 100% of their Common Stock at the appraised value, to be paid by issuance of (i) 3,389,169 shares of Bioxytran Common Stock to non-affiliates, and (ii) 28,467,564 shares of Bioxytran Preferred Stock, to affiliates. The shares were valued using the Volume-Weighted Average Price (“VWAP”) of the Company’s Common shares as quoted on OTC Markets as of the last trading day prior to October 1, 2024, (the “Valuation Date”); the Preferred shares use the same price multiplied by 5, which is the conversion rate of the Preferred shares into Bioxytran Common shares. The offer was accepted by all NDPD shareholders. The Company claims an exemption from the registration requirements of the Securities Act of 1933 (the “Securities Act”) under Rule 145 promulgated under the Securities Act.

NDPD was organized on October 5, 2017, as a Delaware corporation, with a taxing structure for U.S. federal and state income tax as a C-Corporation with 95,000,000 authorized shares of Common Stock with a par value of $0.0001, and 5,000,000 shares of Preferred Stock with a par value of $0.0001. At the time of the acquisition NDPD had 15,000,000 shares of Common Stock outstanding.

At the time of acquisition, NDPD held 14,085,410 shares of Bioxytran Preferred Stock with a fair market value of $7,660,000 and a book value of $4,007,572. These shares were subsequently canceled and returned to treasury. NDPD also held the patents for ProLectin-M (“PLM”), a compound based on Partially Hydrolyzed Guar Gum (“PHGG”).

WO2022099052A1	Polysaccharides for Use in Treating Sars-Cov-2 Infections
WO2023178228A1	Lectin-Binding Carbohydrates for Treating Viral Infections

The right of use, limited to the COVID-19 indication, for the patents were transferred to Bioxytran as per the License Agreement between Pharmalectin, Inc. and NDPD Pharma, Inc. dated May 2, 2021 (“the “License Agreement”), wherein NDPD was to receive a 33% royalty. The value of the License Agreement was appraised at $8,190,000. However, in-vitro studies and limited human trials have shown that PLM has a much broader application than initially anticipated, with promising results across multiple indications, including RSV, H1N1, EBV, shingles, and conjunctivitis, among others, suggesting the value of the patents could be significantly higher.

The following table summarizes the fair market value of assets acquired and liabilities assumed as of the acquisition date:

October 25, 2024
Consideration Paid
Common Stock – 3,389,169 shares @ $0.109	$368,623
Preferred Stock – 28,467,564 shares @ $0.543	15,481,377
Preferred Stock returned to Treasury - 14,085,410 shares	(4,007,572)
Total consideration	$11,842,428

Assets acquired and liabilities assumed:
Cash	$396
Assumed Expenses	1,828
Intangible assets – amortized over 17 years	8,190,000
Goodwill	5,382,610

Deferred taxes (21%)	(1,719,900)
Loan from affiliate	(12,506)
Assumed value	$11,842,428

The Company applies ASC 805, “Business Combinations”. ASC 805 requires recognition of assets acquired, liabilities assumed, and non-controlling interest in the acquired entity at the acquisition date, measured at their fair values as of that date. This ASC also requires the fair value of acquired in-process research and development (“IPR&D”) to be recorded as intangibles with indefinite lives, contingent consideration to be recorded on the acquisition date, and restructuring and acquisition-related deal costs to be expensed as incurred. Any excess of the fair value of net assets acquired over purchase price and any subsequent changes in estimated contingencies are to be recorded in earnings. In addition, changes in valuation allowance related to acquired deferred tax assets and in acquired income tax position are to be recognized in earnings.

Intangible assets relate to the two patents WO2022099052A1 and WO2023178228A1 and to the License Agreement. The acquired definite-lived intangible assets are being amortized over a weighted-average estimated useful life, currently eighteen years, on a straight-line basis. The fair value of the intangible assets was determined by using the “income approach,” which is a valuation technique that provides the fair value of an asset based on market participant expectations of the cash flows an asset would generate over its remaining useful life. Some of the significant assumptions inherent in the development of these asset valuations include the estimated net cash flows for each year for each asset or product (including revenues and EBITDA), the appropriate discount rate necessary to measure the risk inherent in each future cash flow stream, the life cycle of each asset, the potential regulatory and commercial success risk, and competitive trends impacting the asset and each cash flow stream, as well as other factors.

Goodwill, which is derived from the enhanced scientific expertise, and our ability to provide broader service solutions through a comprehensive portfolio, is recorded based on the amount by which the purchase price exceeds the fair value of the net assets acquired and is not deductible for tax purposes. In accordance with ASC 805-740, the Company established a deferred tax liability with an offset to goodwill in connection with the accounting for the opening balance sheet of the NDPD acquisition as a result of book-to-tax differences primarily related to the intangible assets. Goodwill is not amortized but ASC 350 require instead that companies test goodwill for impairment at least annually. Goodwill impairment testing involves comparing the carrying amount of goodwill (the amount at which it is recorded on the balance sheet) to its fair value. If the carrying amount exceeds the fair value, an impairment loss is recognized.

Stockholder’s Equity

Issuance of Preferred Stock

Date		# Shares	Amount	Price/Share	Type	Notice
10/25/2024	c	(13,287,985)	$(3,959,463)	$0.298	return to treasury	affiliate
10/25/2024	a	28,467,564	15,481,377	0.543	subsidiary acquisition	affiliate
10/25/2024	b	(714,949)	$(8,109)	$0.011	see 2021 stock plan	affiliate

Issuance of Common Stock

Date		# Shares	Amount	Price/Share	Type	Notice
10/25/2024	a	3,389,169	$368,623	$0.109	subsidiary acquisition
10/25/2024	b	155,091	$15,044	$0.097	see 2021 stock plan

Warrants (forfeited)

Date		# Warrants	APIC Amount	Price/Share	Type	Notice
10/22/2024	d	(50,000)	$(21,606)	$2.000	forfeiture

Shares awarded (forfeited) under the 2021 Stock Plan

Date		# Shares	Amount	Price/Share	Type	Notice
10/25/2024	b*	412,380	$40,000	$0.097	stipend	affiliate
10/25/2024	b	155,091	15,044	0.097	stipend
10/25/2024	c*	(3,987,124)	$(48,109)	$0.012	return to treasury	affiliate

a	The Company claims an exemption from the registration requirements of the Securities Act pursuant to the Exchange Exemption under Rule 145 of the Securities Act.
b	The Company claims an exemption from the registration requirements of the Securities Act for the Compensatory Benefit Plan pursuant to Rule 701 of the Securities Act.
c	The Company claims an exemption from the registration requirements of the Securities Act pursuant to the Exchange Exemption under Rule 144 of the Securities Act.
d	The Company claims an exemption from the registration requirements of the Securities Act for the private placement of these securities pursuant to Section 4(a)(2) of the Securities Act and/or Rule 506 of Regulation D promulgated under the Securities Act.

*	The shares were issued as shares of Preferred Shares, but are for comparison purposes expressed as Common share equivalents in this table.

Management sees no further subsequent events requiring disclosure.

NOTE 14 – SUBSEQUENT EVENTS

The Company has evaluated events from December 31, 2023, through the date the financial statements were issued. The events requiring disclosure for this period are as follows:

i.	In the first quarter of 2024 a note for a total of $1,263,562 (whereof $163,562 in interest) was converted into 9,857,092 shares of Common Stock.

ii.	On July 15, 2024, Bioxytran entered into a Joint Venture Agreement (“JV Agreement”) with the Heme Foundation (1), and NDPD Pharma, Inc. (2). The JV Agreement outlines each partners contributions and rights in the development of a Universal Oxygen Carrier (“UOC”).

iii.	On May 1, 2024, the 2021 Note was extended until December 1, 2024, in exchange for a $105,000 debt discount, and the conversion price was adjusted to the lower of (i) a fixed price of $0.08, or (ii) if the VWAP at the date of conversion is below $0.08, the conversion price will be reduced with 120% of the difference between fixed price and VWAP.

As per a second amendment dated December 27, 2024, the maturity date was extended to March 1, 2025, and further allows for the Company the option to repurchase the note at face value and a conversion of $70,000 in shares of Common Stock.

At January 13, 2025, the remaining outstanding note is as follows:

Debtor	Date of Issuance	Principal Amount	Interest Rate	Accrued Interest	Total Amount	Maturity Date
Private Placement, 2021 Note	5/3/2021	805,000	10%	143,642	948,642	3/01/2025

iv.	As per the exchange terms in the Joint Venture Agreement dated November 15, 2020, an affiliate, of which the beneficial ownership includes the Company’s officers, had the option to convert up to 15,000,000 shares of Pharmalectin into a maximum 17.5% ownership in the Company. On August 19, 2024, the affiliate exercised the option and exchanged 14,410,000 shares (49%) of Pharmalectin into 8,973,405 shares of Preferred Stock of Bioxytran.

v.	On August 19, 2024, the Company issued 28,971,248 shares of Convertible Preferred Stock, with a par value of $0.001 per share, to company insiders in exchange for 94,057,658 shares of Common Stock, at a 5:1 basis, as per the Certificate of Designation dated April 19, 2024, $353,840 in accrued salaries, accounts receivable and other short-term debt, and of exercise of the conversion rights for the 14,410,000 (49%) Subsidiary shares as per option agreement dated November 20, 2021. The Preferred shares can at any time be converted back into shares of Common Stock at a 1:5 basis, and carry a voting-power of an “as if converted” basis multiplied by a factor of two.

vi.	On October 25, 2024, the Company acquired 100% of the shares in NDPD Pharma from its shareholders which included the Company’s management team. The following table summarizes the fair market value of assets acquired and liabilities assumed as of the acquisition date:

October 25, 2024
Consideration Paid
Common Stock – 3,389,169 shares @ $0.109	$368,623
Preferred Stock – 28,467,564 shares @ $0.543	15,481,377
Preferred Stock returned to Treasury - 14,085,410 shares	(4,007,572)
Total consideration	$11,842,428

Assets acquired and liabilities assumed:
Cash	$396
Assumed Expenses	1,828
Intangible assets – amortized over 17 years	8,190,000
Goodwill	5,382,610

Deferred taxes (21%)	(1,719,900)
Loan from affiliate	(12,506)
Assumed value	$11,842,428

vii.	Issuance of Preferred Stock in the period January 1 and December 31, 2024

Date		# Shares	Amount	Price/Share	Type	Notice
1/01/2024		—	$—	$—
8/19/2024	g	19,221,026	4,139,126	0.215	conversion Common Stock	affiliate
8/19/2024	d	8,973,405	160,950	0.018	exercise of warrant	affiliate
8/19/2024	c	776,817	353,840	0.455	debt conversion	affiliate
8/28/2024	g	22,370	14,820	0.662	conversion Common Stock	affiliate
8/28/2024	g	(100,000)	(500)	0.005	conversion Common Stock	affiliate
10/25/2024	c	28,467,564	13,095,079	0.460	return to treasury	affiliate
10/25/2024	a	(14,085,410)	(4,007,572)	0.285	subsidiary acquisition	affiliate
10/25/2024	b	82,476	37,939	0.460	see 2021 stock plan	affiliate
12/04/2024	h	(200,000)	(1,000)	0.005	gift transfer	affiliate
12/31/2024		43,158,248	$13,806,213	$0.318

viii.	Issuance of Common Stock in the period January 1 and December 31, 2024

Date		# Shares	Amount	Price/Share	Type	Notice
1/01/2024		144,642,333	$13,158,312	$0.090
1/17/2024	a	333,333	45,000	0.135	private placement
1/17/2024	-	—	(45,000)	—	subscription
1/18/2024	c	3,703,704	500,000	0.135	debt conversion
1/18/2024	c	3,599,289	485,904	0.135	debt conversion	affiliate
1/22/2024	c	4,356,778	—	—	exercise of warrant	cashless
1/22/2024	b	8,950,474	1,163,562	0.130	convertible note
3/20/2024	b	906,618	100,000	0.110	convertible note
3/27/2024	c	3,705,808	385,404	0.104	debt conversion
4/04/2024	c	1,000,000	104,000	0.104	debt conversion
4/15/2024	b	479,192	62,295	0.130	convertible note
4/15/2024	a	173,077	18,000	0.104	private placement
4/19/2024	c	250,000	32,125	0.129	debt conversion
4/22/2024	a	194,553	25,000	0.128	private placement
5/16/2024	b	769,231	100,000	0.130	convertible note
5/20/2024	c	1,027,397	150,000	0.146	debt conversion
6/27/2024	a	212,766	20,000	0.094	private placement
8/19/2024	g	(96,105,125)	(4,139,126)	0.043	conversion Preferred Stock	affiliate
8/28/2024	g	(111,847)	(14,820)	0.133	conversion Preferred Stock	affiliate
8/28/2024	g	500,000	500	0.001	conversion Preferred Stock	affiliate
10/25/2024	h	3,389,169	311,803	0.092	subsidiary acquisition
12/4/2024	h	1,000,000	1,000	0.001	gift transfer
see Note 10	d	1,886,944	207,289	0.110	2021 Stock Plan	affiliate
see Note 10	d	1,919,214	201,875	0.105	2021 Stock Plan
12/31/2024		86,782,908	$12,873,123	$0.148

a	The Company claims an exemption from the registration requirements of the Securities Act for the private placement of these securities pursuant to Section 4(a)(2) of the Securities Act and/or Rule 506 of Regulation D promulgated under the Securities Act.

b	The Common Stock underlying the Convertible Note(s) are currently eligible for resale under Rule 144. At the time of sale of the promissory note, the Company claimed an exemption from the registration requirements of the Securities Act for these securities pursuant to Section 4(a)(2) of the Securities Act and/or Rule 506 of Regulation D promulgated under the Securities Act.

c	The Company claims an exemption from the registration requirements of the Securities Act pursuant to the Exchange Exemption in Rule 3(a)(9) of the Securities Act.

d	The Company claims an exemption from the registration requirements of the Securities Act for the Compensatory Benefit Plan pursuant to Rule 701 of the Securities Act.

e	The Company claims an exemption from the registration requirements of the Securities Act pursuant to the Exchange Exemption in section 12(a) of the Securities Act.

f	The shares were issued after the Company filed a registration statement with the SEC, on Form S-1

g	The Company claims an exemption from the registration requirements of the Securities Act pursuant to the Exchange Exemption under Rule 145 of the Securities Act.

h	The Company claims an exemption from the registration requirements of the Securities Act pursuant to the Exchange Exemption under Rule 144 of the Securities Act.

Management sees no further subsequent events requiring disclosure.